Annual Fund Operating Expenses - OnTrack Core Fund	Apr. 28, 2026
Advisor Class Shares [Member] | OnTrack Core Fund Advisor Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	2.50%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.04%
Acquired Fund Fees and Expenses	0.67%	[1]
Expenses (as a percentage of Assets)	3.46%	[1]
Investor Class Shares [Member] | OnTrack Core Fund Investor Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	2.50%
Distribution and Service (12b-1) Fees	0.07%
Other Expenses (as a percentage of Assets):	0.05%
Acquired Fund Fees and Expenses	0.67%	[2]
Expenses (as a percentage of Assets)	3.29%	[2]

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The Annual Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The Annual Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.